Provision and Other Liabilities - Other Non-Current Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities related to income taxes	[1]	€ 1,407	€ 1,614	€ 924
Uncertainties over income tax treatments [member]
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities related to income taxes		€ 772	€ 906

[1]	Non-current liabilities related to income taxes include uncertainties over income tax treatments amounting to €772 million as of December 31, 2018, versus €906 million as of December 31, 2017.